Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share
Schedule of computation of basic and diluted net income per share/ADS

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB, except share data and per share data)
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	71,460	43,675	63,985
Dilution effect arising from share-based awards issued by a subsidiary and equity investees	—	(11)	(21)

Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	71,460	43,664	63,964
Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	2,458	2,493	2,553
Adjustments for dilutive share options and RSUs (million shares)	104	80	57

Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	2,562	2,573	2,610
Net income per ordinary share/ADS — basic (RMB)	29.07	17.52	25.06

Net income per ordinary share/ADS — diluted (RMB)	27.89	16.97	24.51